Statement of Financial Position, Classified (Parenthetical)	Sep. 30, 2012
Common stock issued	18,687,500
Northern Tier Energy LP
Common stock Outstanding	91,915,000
Northern Tier Energy LP | Common Units
Common stock issued	73,532,000
Common stock Outstanding	73,532,000
Northern Tier Energy LP | Pik Common Units
Common stock issued	18,383,000
Common stock Outstanding	18,383,000